Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventories
Schedule of Inventories

	September 30,	December 31,
	2022	2021
Raw materials	$641,499	$475,767
Finished goods	668,776	170,175
Total inventories	$1,310,275	$645,942

	December 31,
	2021	2020
Raw materials	$475,767	$—
Finished goods	170,175	—
Total inventories	$645,942	$—